Contingently Redeemable Common Stock - Additional Information (Detail) - USD ($) $ in Thousands	Aug. 04, 2018	Feb. 03, 2018	Jul. 29, 2017	Jan. 28, 2017
Temporary Equity [Abstract]
Contingently redeemable common stock		$ 10,438	$ 8,955	$ 8,145
Contingently redeemable common stock	0	1,456,000	1,365,000	1,043,000